Receivables from Supply Chain Financing	12 Months Ended
Dec. 31, 2020
Receivable Related To Supply Chain Business [Abstract]
RECEIVABLES FROM SUPPLY CHAIN FINANCING

Note 6 — RECEIVABLES FROM SUPPLY CHAIN FINANCING

	December 31, 2020	December 31, 2019
Receivables related to supply chain financing	$10,741,981	$-
Less: allowance for doubtful accounts	-	-
Receivables related to supply chain financing business, net	$10,741,981	$-

The age of these financing receivables is generally within 12 months. Since the related suppliers pledge their inventory to guarantee the repayment of these receivables in the short term, no provision for doubtful accounts was recorded for the year ended December 31, 2020.